Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments and Financial Risk Management [Abstract]
Schedule of financial liabilities measured at fair value

December 31,
2017
NIS in thousands
Fair value of convertible debentures	14,015
Unrecognized Day 1 Loss	(1,376)
Debentures, net	12,639

December 31,
2018
NIS in thousands
Fair value of warrants	4,736
Unrecognized Day 1 Loss	(2,302)
Warrants, net	2,434

Schedule of Level 3 financial instruments

2017
NIS in thousands
Opening balance as of January 1, 2017	—
Issuance	(14,190)
Profit from changes in fair value of financial instruments	34
Closing balance as of December 31, 2017	(14,156)

2018
NIS in thousands
Opening balance as of January 1, 2018	(14,156)
Issuance of Warrants	(6,273)
Conversion of debentures to pre-paid warrants	13,740
Profit from changes in fair value of financial instruments	1,590
Closing balance as of December 31, 2018(1)	(5,099)

(1)	Represents $4,736 thousand warrants and $363 thousand anti-dilution derivatives.